Earnings per share - Table of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Profit (Loss) Attributable To owners Of The Bank		$ 10,051,035	$ 21,819,964	$ (3,119,918)
Profit (Loss) attributable to owners of the Bank adjusted to reflect the effect of dilution		$ 10,051,035	$ 21,819,964	$ (3,119,918)
Denominator:
Weighted average of outstanding ordinary shares for the year		612,710,079	612,671,108	612,659,638
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution		612,710,079	612,671,108	612,659,638
Basic earnings per share	[1]	$ 16.4042	$ 35.6145	$ (5.0924)
Diluted earnings per share	[1]	$ 16.4042	$ 35.6145	$ (5.0924)

[1]	Since Banco BBVA Argentina S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.